General (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2020 USD ($)
Disclosure of general information about financial statements [text block] [Abstract]
Net loss	₪ (18,077)	$ (5,623)	₪ (16,808)	₪ (20,113)
Cash flows from (used in) operating activities	(15,486)	$ (4,816)	(20,337)	₪ (23,635)
Retained earnings	₪ (118,941)		₪ (100,864)		$ (36,996)